DESCRIPTION OF BUSINESS AND GENERAL	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1:-	DESCRIPTION OF BUSINESS AND GENERAL

a.	General:

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Eltek Ltd. ("the Company") was established in Israel in 1970, and its ordinary shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company". As of December 31, 2024, Eltek Europe GmbH is inactive.

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The Company manufactures, markets and sells printed circuit boards ("PCBs"), including high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe, India and North America.

-	The Company markets its products mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment industries, as well as to contract electronic manufacturers.

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The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Golan (Nistec Holdings Ltd. and any of its subsidiaries are referred to as "Nistec").

b.	Credit facilities:

The Company has a revolving credit facility pursuant to which the Company may withdraw an aggregate amount of up to NIS 8.7 million ($2.6 million). As of June 30, 2025, and December 31, 2024, the Company has no outstanding amounts under the facility.

c.	Business risks and condition:

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The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of Israel’s continuing war against Hamas and Hezbollah, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations.

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As of June 30, 2025, the Company's working capital amounted to $25.1 million. The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.

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In October of 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attacks, Israel’s security cabinet declared war against Hamas and commenced a military campaign. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. During November 2024, a ceasefire in Lebanon was declared. It is currently unclear how long the war against Hamas in Gaza may continue. It is possible that these hostilities will escalate in the future into a greater regional conflict, and that additional terrorist organizations and countries will actively join the hostilities. As of August 2025, these events have had no material impact on the Company's operations.

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The Company's commercial insurance does not cover losses that may occur as a result of an event associated with the security situation in the Middle East. Although the Israeli government is currently committed to covering the reinstatement value of direct damages that are caused by terrorist attacks or acts of war, the Company cannot assure that this government coverage will be maintained or, if maintained, will be sufficient to compensate fully the damages incurred.